UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number: _______________

This Amendment (Check only one):   [  ] is a restatement
                                   [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Strategic Point Investment Advisors, LLC
Address: 220 West Exchange Street, Suite 300
         Providence, RI 02903

Form 13F File Number: 28-10930

The institutional investment manager filing this report and the persons by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete,and that it is understood that all required items,statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   RICHARD J ANZELONE
Title:  GENERAL COUNSEL AND CHIEF COMPLIANCE OFFICER
Phone:  (401) 273-1500

Signature, Place, and Date of Signing:

   /s/ Richard J Anzelone  Providence, Rhode Island January 26, 2011
-----------------------  -------------------------  -------------

Report Type (Check only one):

[xx] 13 F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report,and all holdings are reported by other reporting manager(s). [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other managers(s).


<SUBMISSION-INFORMATION-FILE>

TYPE                    13F-HR
<CONFIRMING-COPY>         NO		      </CONFIRMING-COPY>
<SROS>                    NONE           </SROS>
<FILER>
      <FILER-CIK>         0001295044     </FILER-CIK>
      <FILER-CCC>         @dybwx6v       </FILER-CCC>
</FILER>
<SUBMISSION-CONTACT>
      <CONTACT-NAME>      Laura J Bard   </CONTACT-NAME>
      <CONTACT-PHONE>     401-273-1500   </CONTACT-PHONE>
</SUBMISSION-CONTACT>
      <NOTIFY-INTERNET>   lbard@strategicpoint.com </NOTIFY-INTERNET>
<RETURN-COPY>             YES            </RETURN-COPY>
<PERIOD>                  12-31-2010      </PERIOD>

</SUBMISSION-INFORMATION-FILE>

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:   9 DATA RECORDS

Form 13F Information Table Value Total:   $110,531,792.00






List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report, NONE.


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Name of Issuer	        Title of Class	CUSIP  Number    Total value 		 Value X    Shares or		SH/P PUT/CALL	Invest	Other	Voting
										 100's 	    Principal Amount    RN              Disc    Mngrs   Authority

   			   		   		     	                    	            		         	   	C>

Ishares Barclay TIPS
Bond fund		Common Stock	464287176	" $537,062.00 "		" 537 "		" 4,995 "	SH 		SOLE		4995
DIAMONDS TR UNIT
SER 1			Common Stock	252787106	" $18,464,434.00 "	" 18,464 "	" 159,685 "	SH 		SOLE		159685
Standard & Poor's
Dep Receipt SPDR's	Common Stock	78462F103	" $5,514,871.00 "	" 5,514 "	" 43,855 "	SH 		SOLE		43855
SPDR S&P Divid ETF	Common Stock	78464A763	" $29,601,588.00 "	" 29,601 "	" 569,480 "	SH 		SOLE		569480
Market Vecrtors
Gold Miners		Common Stock	57060U100	" $224,058.00 "		" 224 "		" 3,645 "	SH 		SOLE		3645
SECTOR SPDR
CONSUMER  STAPLES	Common Stock	81369Y308	" $368,133.00 "	        " 368 "		" 12,560 "	SH 		SOLE		12560
SPDR Gold		Common Stock	78463V107	" $16,245,915.00 "	" 16,245 "	" 117,113 "	SH 		SOLE		117113
SECTOR SPDR
TECHNOLOGY		Common Stock	81369Y803	" $26,347,863.00 "	" 26,374 "	" 1,045,965 "	SH 		SOLE		1045965
Ishares Dow Jones
US Basic Materials	Common Stock	464287838	" $13,227,868.00 "	" 13,227 "	" 170,770"	SH 		SOLE		170770
							" $110,531,792.00 "

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